PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of the AEP Retirement Savings 401(k) Plan (Plan) is provided for general information purposes only. Participants should refer to the Plan documents for a more complete description of the Plan’s information. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

General

The Plan is a defined contribution plan that became effective and commenced operations on January 1, 1978. The Plan covers full-time and part-time employees of the participating subsidiaries of American Electric Power Company, Inc. (AEP or the Company) who are not excluded by the terms of the Plan, such as pursuant to a unionized collective bargaining agreement. American Electric Power Service Corporation (AEPSC) is the plan administrator (Plan Administrator) and plan sponsor (Plan Sponsor). AEPSC is a wholly-owned subsidiary of AEP. The Bank of New York Mellon (BNY) (Trustee) is the primary trustee. Empower Annuity Insurance Company of America (Empower Retirement) is the Plan record keeper. AEPSC appointed Empower Trust Company, LLC as the trustee/custodian for certain cash held on behalf of the Plan pending investment or disbursement.

Contributions

Newly eligible employees are automatically enrolled with a 6% pretax deferral. Such deferrals automatically increase each year by 1% to a maximum of 10%. Employees may opt out of the automatic enrollment or revise their elections after they are notified of their right not to have such pretax deferrals made on their behalf and how their account will be invested in the absence of their making an investment election. Generally, eligible employees participating in the Plan may make contributions (pretax, after-tax or Roth 401(k) contributions) in 1% increments up to 50% of their eligible pay (within Internal Revenue Service (IRS) limits), although pretax and Roth 401(k) amounts are limited to $23,500 for 2025 and $23,000 for 2024. Participants who are age 50 and older are eligible to contribute additional pretax or Roth 401(k) amounts as catch-up contributions. The catch-up contribution limit are subject to certain IRS limitations. An employee who is eligible to participate in the Plan also may roll eligible retirement benefits into the Plan. Effective December 1, 2025 the Plan also allows in-Plan Roth rollover conversions. During the Plan years ended 2025 and 2024, employees rolled in amounts totaling $20,488,612 and $14,050,608, respectively, which are included in participant contributions on the Statements of Changes in Net Assets Available for Benefits. The participating employers contribute to the Plan, on behalf of each participant, an amount equal to 100% of the participant’s non-rollover contributions up to 1% of the participant’s eligible compensation for each payroll period, plus 70% of the participant’s contributions for the next 5% of the participant’s eligible compensation for each payroll period, subject to certain limitations. All contributions that are withheld from a participant’s pay or are made by the participating employers are deposited in the AEP Retirement Savings 401(k) Plan Trust after each pay period. The Plan, in a manner consistent with the requirements under Section 401 of the Internal Revenue Code (IRC), restricts the amount that certain participants who are deemed highly compensated may contribute to the Plan, provided that it is AEPSC’s intent that the Plan include a “qualified automatic contribution arrangement” (as defined in Section 401(k)(13) of the IRC), such that only the after-tax contributions made by such highly compensated participants may be subject to such restrictions.

Notes Receivable from Participants

Participants generally may borrow from their plan accounts a minimum of $1,000 but no more than the lesser of $50,000 or 50% of their account balance. Loan terms range from 12 months to 60 months (or up to 180 months for certain residential loans), or any monthly increment in-between. Interest rates, fixed for the life of the loan, are calculated by adding 1% to the prime rate, as reported in the Wall Street Journal as of the first business day of the calendar month in which the loan is taken. Active employees repay principal and interest payments through payroll deductions.
Participant loans and the accrued interest are collateralized by the account balance, and upon default, the outstanding balance is subject to income taxes and possible tax penalty. No allowance for credit losses has been recorded at December 31, 2025 or 2024.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s contributions and investment earnings and losses and charged with benefit payments and allocations of Plan expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Participants may transfer the value of their cumulative contributions, in any whole percentage or dollar amount, among investments, and change their investment elections on a daily basis. Participants may change their payroll contribution elections coinciding with the Company’s payroll periods.

Participants may make investments in 1% increments among various unitized funds established by the Plan including index funds, bond funds, growth funds, value funds, target date funds, and a stable value fund. The assets of each of the funds are held in the custody of the Trustee, and record-kept at the participant level by Empower Retirement. As the Plan owns the underlying assets of each of these funds, the financial statements present the underlying investments of these unitized funds. In the absence of a participant-directed investment, contributions are invested in a target date fund based on the participant's date of birth which corresponds to an estimated retirement date.

The AEP Stock Fund is an investment option in the Plan. Participants can elect to have dividends generated from their unitized holdings in the AEP Stock Fund paid out in cash, rather than automatically reinvested in the fund. The dividend payouts are made periodically (at least annually) and are treated as ordinary income to the participants for tax purposes.

In addition to the above, the Plan offers a self-directed brokerage account (SDB) option that allows participants to invest in retail mutual funds, exchange traded funds, equities traded on a national securities exchange (other than AEP Stock), preferred stock traded on a national securities exchange and fixed income securities (other than those issued by an affiliate of the Company).

Vesting and Distribution

Participants are immediately vested in their pretax, after-tax, Roth 401(k) and the Company contributions, including earnings thereon. Certain matching contributions made to participants of the AEP Energy, Inc. 401(k) Retirement Plan may be only partially vested in accordance with existing vesting positions of this plan. Excluding participants’ pretax and Roth 401(k) contributions, profit sharing contributions, and post-2008 Company matching contributions, all participants may make an unlimited number of withdrawals of their interest in the Plan at any time, including their pre-2009 Company matching contributions. Pretax, Roth 401(k) and profit sharing contributions are eligible for withdrawal by participants only after age 59-1/2, or earlier upon hardship (as defined by the Plan), or following termination of employment. Post-2008 Company matching contributions are eligible for withdrawal by participants only after age 59-1/2, or earlier following earlier termination of employment, but not upon hardship.